UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Douglas E. Schaller
Address:  Schaller Investment Group Inc.
          324 Indera Mills Court
          Winston-Salem, NC  27101

Form 13F File Number:  028-11085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Douglas E. Schaller
Title:    President
Phone:    336-774-1515

Signature, Place, and Date of Signing:

   /s/ Douglas E. Schaller          Winston-Salem, NC            May 14, 2012
   -----------------------          -----------------            ------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           27
                                         -----------

Form 13F Information Table Value Total:  $   115,826
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           SCHALLER INVESTMENT GROUP
                                    FORM 13F
                                 March 31, 2012

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS INC         COM              00751y106     7042    79510 SH       Sole                    79510
BENCHMARK BANKSHARES INC NEW   COM              08160e207      335    21828 SH       Sole                    21828
Berkley W R                    COM              084423102    12424   343975 SH       Sole                   343975
Berkshire Hthwy CL B           COM              084670207     9225   113680 SH       Sole                   113680
COPART INC                     COM              217204106     1043    40000 SH       Sole                    40000
Cardinal Bankshares            COM              141478107     2156   151267 SH       Sole                   151267
Everest Re Group LTD           COM              g3223r108     4626    50000 SH       Sole                    50000
Expeditors Intl Wash           COM              302130109     2579    55445 SH       Sole                    55445
Goldman Sachs Group            COM              38141g104     1238     9954 SH       Sole                     9954
Google                         COM              38259p508     9209    14361 SH       Sole                    14361
HIGH POINT BANK CORP           COM              429706104      331     4448 SH       Sole                     4448
Homefed                        COM              43739d307      336    14927 SH       Sole                    14927
Howard Hughes                  COM              44267d107     5186    81200 SH       Sole                    81200
Imperial Metals Corp           COM              452892102     3345   200000 SH       Sole                   200000
JC Penney                      COM              708160106     8288   233915 SH       Sole                   233915
Johnson & Johnson              COM              478160104     3428    51978 SH       Sole                    51978
LOWES COMPANIES INC            COM              548661107     5547   176765 SH       Sole                   176765
METRO BANCORP INC              COM              59161r101     1082    92550 SH       Sole                    92550
McDonalds                      COM              580135101     7813    79640 SH       Sole                    79640
Microsoft                      COM              594918104    12675   392950 SH       Sole                   392950
Republic First Bancorp         COM              760416107     6006  2545094 SH       Sole                  2545094
Ritchie Bros.                  COM              767744105     2670   112380 SH       Sole                   112380
SOLTA MEDICAL INC              COM              83438k103      974   321600 SH       Sole                   321600
Target                         COM              87612e106     1527    26200 SH       Sole                    26200
VISTAPRINT NV US LISTED        COM              n93540107     2899    75000 SH       Sole                    75000
Walgreen                       COM              931422109     3620   108100 SH       Sole                   108100
Wells Fargo                    COM              949749610      222     6500 SH       Sole                     6500